RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Related party transactions

	Six Months Ended June 30,
	2025	2024
	US$	US$
Provision of services(i)	16,685	10,662
Sales of goods(i)	2,762	2,330

	Six Months Ended June 30,
	2025	2024
	US$	US$
Purchase of products and services ((iii).a)	178,224	521,836
Purchase of products and services for R&D activities ((iii).b)	49,264	38,311
Payment of deposits ((ii).e)	—	1,126
Purchase of equipment and software ((iii).c)	465	530
Short-term lease cost ((iii).e)	151	474
Loans to a related party ((ii).b)	—	222,865
Proceed from settlement of related party loans((ii).b)	—	140
Interest income on loans due from related parties ((ii).b)	9,317	4,472
Payment of lease liabilities (iv)	922	828
Payments on behalf of related parties((ii).a)	4,619	648
Payments by related parties on behalf of the Group ((iii).d)	1,294	3,316
Proceeds of borrowing from related parties (v)	342,633	—
Repayments of borrowing from related parties (v)	161,639	—
Interest expense on borrowing due to related parties ((iii).a & (v))	13,799	—
Disposal of equipment ((ii).f)	10,162	—

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Accounts receivable - related parties (i)	110,143	107,816
Contract liabilities – related parties* (i)	1,163	150
Prepayments and other current assets – related parties (ii)	149,010	74,558
Other non-current assets – related parties ((ii).c & e)	878	1,113
Accounts payable-related parties ((iii).a)	358,891	410,433
Accrued expenses and other current liabilities – related parties (iii)	231,419	213,582
Other non-current liabilities – related parties ((iii).f)	1,537	1,471
Operating lease liabilities– related parties, current* (iv)	1,625	1,028
Operating lease liabilities– related parties, non-current (iv)	4,025	10,729
Investment securities – related parties (vi)	2,158	2,221
Loan receivable from a related party ((ii). b)	302,632	269,539
Short-term borrowings - related parties (v)	390,406	199,570

* These items are included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024.

Note:

(i)

The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$16,685 and US$10,662 for the six months ended June 30, 2025 and 2024, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$2,762 and US$2,330 for the six months ended June 30, 2025 and 2024, respectively.

Accounts receivable due from related parties arising from sales of goods and provision of services, including facilitation services in relation to logistics and order processing, were US$112,466 and US$109,974 as of June 30, 2025 and December 31, 2024, respectively. Receipts in advance of US$1,163 and US$150 were included in contract liabilities – related parties, respectively, as of June 30, 2025 and December 31, 2024.

As of June 30, 2025 and December 31, 2024, allowance for credit losses recorded in accounts receivable – related parties was US$2,323 and US$2,158, respectively.

(ii)

Prepayments and other current assets – related parties, other non-current assets – related parties and loan receivable from a related party of the Group are mainly arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash payments on behalf of related parties.

a.	The Group made payments of US$4,619 and US$648 on behalf of related parties for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, receivables of US$23,181 and US$21,681 was included in prepayments and other current assets – related parties, respectively.
b.	On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, pursuant to which the Company’s subsidiary provided unsecured loans with a total principal amount of US$354,000 with a term of 5 years and annual interest rate of 6.95%. During the six months ended June 30, 2025 and 2024, the Group provided loan principal of nil and US$222,865 and recognized interest income of US$9,017 and US$4,403, respectively. As of June 30, 2025 and December 31, 2024, the receivable for the loan principal and interest was US$302,632 and US$269,539 and included in loan receivable from a related party, respectively.

The Group provided unsecured short-term loans to a subsidiary disposed in September 2024 with an interest rate of 3% per annum. During the six months ended June 30, 2025, the Group recognized interest income of US$232. As of June 30, 2025 and December 31, 2024, the receivable for the loan principal and interest of US$17,832 and US$15,677 was included in prepayments and other current assets – related parties, respectively.

In addition, the Group recognized interest income of US$68 and US$69 arising from unsecured short-term loans with interest rates of 3.65%-4.5% per annum to related parties for the six months ended June 30, 2025 and 2024, respectively. During the six months ended June 30, 2025 and 2024, the Group received the settlement of unsecured short-term loans of nil and US$140, respectively. As of June 30, 2025 and December 31, 2024, receivable for the loan principal and interest of US$3,144 and US$3,348 was included in prepayments and other current assets – related parties, respectively.

c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$44,088 and US$33,204 were included in prepayments and other current assets – related parties as of June 30, 2025 and December 31, 2024, respectively. The amounts of prepayments to related parties for purchase of equipment of US$31 and nil was included in other non-current assets-related parties as of June 30, 2025 and December 31, 2024, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$7 and US$5 were included in prepayments and other current assets – related parties as of June 30, 2025 and December 31, 2024, respectively.
e.	During the six months ended June 30, 2025 and 2024, the Group paid nil and US$1,126 as deposit for services. As of June 30, 2025 and December 31, 2024, the deposit paid recorded in other non-current assets - related parties was US$847 and US$ 1,113, respectively.
f.	During the six months ended June 30, 2025 and 2024, the Group disposed some equipment amounting to US$10,162 and nil to related parties. As of June 30, 2025 and December 31, 2024, receivable from the disposal recorded in prepayments and other current assets – related parties was US$2,250 and nil.
g.	As mentioned in Note 2(c), the Group transferred the equity shares of Wuxi InfiMotion to a related party in June 2025, consideration receivable of US$58,671 was recorded in prepayments and other current assets – related parties as of June 30, 2025.
h.	As of June 30, 2025 and December 31, 2024, contract assets related to R&D services provided to related parties of nil and US$929 was recorded as contract asset in prepayments and other current assets – related parties, respectively.
i.	As of June 30, 2025 and December 31, 2024, allowance for credit losses recorded in prepayments and other current assets – related parties was US$163 and US$286, respectively.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the six months ended June 30, 2025 and 2024, these purchases amounted to US$178,224 and US$521,836, among which, US$158,085 and US$326,187 were recognized as cost of goods sold for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, purchases including sports cars, BEV lifestyle models, auto parts and peripheral products of US137,731 and US$168,719 were recorded as inventories, respectively.

As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$36,195 and US$25,483 were included in accrued expenses and other current liabilities – related parties, respectively.

As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$358,891 and US$410,433 was included in accounts payable-related parties, respectively.

During the six months ended June 30, 2025 and 2024, the Group incurred interest expense of US$3,709 and nil due to the delay payments of accounts payable due to related parties, bearing interest rate of 5.00% - 6.95%.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$49,264 and US$38,311 during the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of products and services for R&D activities of US$191,498 and US$184,137 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$465 and US$530 from related parties for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of equipment and software of US$2,747 and US$2,649 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	For the six months ended June 30, 2025 and 2024, related parties paid US$1,294 and US$3,316 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$800 and US$1,226 were included in accrued expenses and other current liabilities – related parties as of June 30, 2025 and December 31, 2024, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the six months ended June 30, 2025 and 2024, the Group incurred short-term lease costs of US$151 and US$474, respectively. As of June 30, 2025 and December 31, 2024, payables for short-term leases of nil and US$48, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	As of June 30, 2025 and December 31, 2024, the short-term deposits of US$179 and US$39 were included in accrued expenses and other current liabilities - related parties, and the long-term deposits of US$1,537 and US$1,471 were included in other non-current liabilities-related parties, respectively.
(iv)	The Group entered into lease agreements with related parties to rent office spaces and parking spaces. The Group paid lease liabilities of US$922 and US$828 during the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, current operating lease liabilities were US$1,625 and US$1,028, respectively, and non-current operating lease liabilities were US$4,025 and US$10,729, respectively.
(v)	During the six months ended June 30, 2025, the Group borrowed loans due within one year or less with principal amounts of US$342,633 from related parties ultimately controlled by the Controlling Shareholder, bearing interest rates of 3.7% - 6%. The Group incurred interest expenses of US$10,090 for those loans during the six months ended June 30, 2025. During the six months ended June 30, 2025, the Group repaid the loan principal of US$161,639 to related parties.

As of June 30, 2025 and December 31, 2024, the outstanding loan principal and interest balance of US$390,406 and US$199,570 were included in short-term borrowings – related parties, respectively. For the outstanding loan principal and interest as of June 30, 2025, US$170,038 was secured by 45% equity interests held by Ningbo Lotus in Ningbo Robotics, and US$206,385 was secured by the Group’s intellectual property with carrying amount of nil as the research and development costs were expensed historically. All outstanding loan principal and interest as of December 31, 2024 was secured by the Group’s intellectual property with carrying amount of nil.

(vi)

On May 13, 2022, the Company purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by Ecarx. Upon the listing of Ecarx on December 21, 2022, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. As of June 30, 2025 and December 31, 2024, the fair value of listed equity securities was US$2,158 and US$2,221, respectively.